CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2014	$ 53,063	$ (2,513)	$ 7,806	$ 5,345	$ 25,909	$ 89,610
Balance (in shares) at Mar. 31, 2014	17,031,810
Balance (in shares) at Mar. 31, 2014		(975,571)
Unrealized gain (loss) on available-for-sale securities				33		33
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss
Stock-based compensation			199			199
Net loss					(2,808)	(2,808)
Dividends ($0.22, $0.185 and $0.14 per share for March 31, 2014, March 31, 2015 and March 31, 2016 respectively)					(2,971)	(2,971)
Balance at Mar. 31, 2015	$ 53,063	$ (2,513)	8,005	5,378	20,130	84,063
Balance (in shares) at Mar. 31, 2015	17,031,810
Balance (in shares) at Mar. 31, 2015		(975,571)
Unrealized gain (loss) on available-for-sale securities				(73)		(73)
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss
Net loss					(4,934)	(4,934)
Dividends ($0.22, $0.185 and $0.14 per share for March 31, 2014, March 31, 2015 and March 31, 2016 respectively)					(2,248)	(2,248)
Balance at Mar. 31, 2016	$ 53,063	$ (2,513)	8,005	5,305	12,948	$ 76,808
Balance (in shares) at Mar. 31, 2016	17,031,810
Balance (in shares) at Mar. 31, 2016		(975,571)				(975,571)
Unrealized gain (loss) on available-for-sale securities				(3)		$ (3)
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss				14		14
Repurchase of common stock, value		$ (308)				$ (308)
Repurchase of common stock, shares		(171,000)				(171,000)
Net loss					$ 1,376	$ 1,376
Dividends ($0.22, $0.185 and $0.14 per share for March 31, 2014, March 31, 2015 and March 31, 2016 respectively)					(1,686)	(1,686)
Balance at Mar. 31, 2017	$ 53,063	$ (2,821)	$ 8,005	$ 5,316	$ 12,638	$ 76,201
Balance (in shares) at Mar. 31, 2017	17,031,810
Balance (in shares) at Mar. 31, 2017		(1,146,571)				(1,146,571)